Investment Strategy	Jan. 23, 2026
Renaissance IPO ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Index. The Index, designed by IPO research firm Renaissance Capital LLC (the “Index Provider”), is a portfolio of companies that have recently completed an initial public offering (“IPO”) and are listed on a U.S. exchange. IPOs are a category of unseasoned equities under-represented in core equity indices. The Index is designed to capture approximately 80% of the total market capitalization of newly public companies, which are those companies that have gone public within the last three years and meet the Index Provider’s size, liquidity and free float criteria. At each quarterly rebalance, new IPOs that meet the Index Provider’s eligibility criteria are included and constituent companies that have been public for three years or that no longer meet the Index Provider’s continued eligibility criteria are removed. Constituents are weighted by free float-adjusted market capitalization with individual weights capped at 10%. The Index has been constructed using a transparent and rules-based methodology.

The Fund normally invests at least 80% of its total assets in securities that comprise the Index. Depositary receipts representing securities that comprise the Index may count towards compliance with the Fund’s 80% policy. The Fund may also invest up to 20% of its assets in certain futures, options, and swap contracts, cash and cash equivalents, as well as in common stocks not included in the Index but which will help the Fund track the Index. Convertible securities and depositary receipts not included in the Index may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.

The Index is comprised of common stocks, depositary receipts, real estate investment trusts (“REITs”) and partnership units. These securities may include IPOs of foreign companies that are listed on a U.S. exchange, as well as IPOs of companies which are located in countries categorized as emerging markets.

The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. Renaissance Capital LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. Information technology frequently represents a major sector in the Index. As of September 30, 2025, the Fund had significant exposure (i.e., 25% or more of its total assets) to the information technology sector.

The Fund may lend securities to broker-dealers, banks and other institutions. When the Fund loans its portfolio securities, it will receive, at the inception of each loan, liquid collateral equal to at least 102% (for U.S.-listed securities) or 105% (for non-U.S.-listed securities) of the value of the portfolio securities being loaned.

Renaissance International IPO ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund, a series of the Trust, seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Index. The Index, designed by IPO research firm Renaissance Capital LLC (the “Index Provider”), is a portfolio of companies that have recently completed an initial public offering (“IPO”) and are listed on a non-U.S. exchange. IPOs are a category of unseasoned equities under-represented in core equity indices. The Index is designed to capture approximately 80% of the total market capitalization of newly public companies, which are those companies that have gone public within the last three years and meet the Index Provider’s size, liquidity and free float criteria. At each quarterly rebalance, new IPOs that meet the Index Provider’s eligibility criteria are included and constituent companies that have been public for three years or that no longer meet the Index Provider’s continued eligibility criteria are removed. Constituents are weighted by free float-adjusted market capitalization, with individual weights capped at 10%. The Index has been constructed using a transparent and rules-based methodology.

The Fund normally invests at least 80% of its total assets in securities that comprise the Index. Depositary receipts representing securities that comprise the Index may count towards compliance with the Fund’s 80% policy. The Fund may also invest up to 20% of its assets in certain futures, options, and swap contracts, cash and cash equivalents, as well as in common stocks not included in the Index but which will help the Fund track the Index. Convertible securities and depositary receipts not included in the Index may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.

The Index is comprised of common stocks, depositary receipts, real estate investment trusts (“REITs”) and partnership units. These securities may include IPOs of U.S. companies that are listed on an international exchange, as well as IPOs of companies that are located in countries categorized as emerging markets.

The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. Renaissance Capital LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. Consumer discretionary frequently represents a large sector in the Index. The Fund also has high exposure to Chinese companies.

The Fund may lend securities to broker-dealers, banks and other institutions. When the Fund loans its portfolio securities, it will receive, at the inception of each loan, liquid collateral equal to at least 102% (for U.S.-listed securities) or 105% (for non-U.S.-listed securities) of the value of the portfolio securities being loaned.